Cover	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2021
Entity File Number	001-32383
Entity Registrant Name	BlueLinx Holdings Inc.
Entity Central Index Key	0001301787
Entity Tax Identification Number	77-0627356
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1950 Spectrum Circle, Suite 300
Entity Address, City or Town	Marietta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30067
City Area Code	770
Local Phone Number	953-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BXC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false